Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 47,285	$ 71,515
Accounts receivable, net	20,166	17,033
Accrued income	1,859	4,731
Prepaid expenses and other current assets	25,433	16,057
Bunkers and lubricant oils	10,249	8,789
Total current assets	104,992	118,125
Non-current assets
Property, plant and equipment, net	1,167	1,299
Investment in equity accounted joint venture	93,814	42,462
Right-of-use asset for operating leases	7,297
Total non-current assets	1,742,033	1,714,626
Total assets	1,847,025	1,832,751
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	67,827	68,857
Current portion of operating lease liabilities	1,115
Accounts payable	13,451	10,784
Accrued expenses and other liabilities	13,055	12,798
Accrued interest	4,701	4,613
Deferred income	6,842	8,342
Total current liabilities	106,991	105,394
Non-current Liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	616,573	599,676
Senior secured bond, net of deferred financing costs	69,311	68,378
Senior unsecured bond, net of deferred financing costs	99,266	99,039
Derivative liabilities	3,509	5,154
Operating lease liabilities, net of current portion	6,674
Total non-current liabilities	795,333	772,247
Total Liabilities	902,324	877,641
Commitments and contingencies (see note 13)
Stockholders' equity
Common stock—$.01 par value per share; 400,000,000 shares authorized; 55,832,069 shares issued and outstanding, (2018: 55,657,631)	558	557
Additional paid-in capital	591,254	590,508
Accumulated other comprehensive loss	(393)	(363)
Retained earnings	353,282	364,408
Total stockholders' equity	944,701	955,110
Total liabilities and stockholders' equity	1,847,025	1,832,751
Vessels In Operation [Member]
Non-current assets
Property, plant and equipment, net	$ 1,639,755	$ 1,670,865